Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease
Schedule of supplemental balance sheet

	As of December 31,
	2024	2025
	RMB	RMB
Assets
Operating lease right-of-use assets	1,502,891	1,108,548
Liabilities
Current
Operating lease liabilities	291,002	230,201
Non-current
Operating lease liabilities	1,379,811	1,042,719
Total lease liabilities	1,670,813	1,272,920

Summary of lease cost

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	Account Classification
Operating lease cost	362,462	331,445	270,697	Hotel operating costs, Other operating costs, Retail costs and General and administrative expenses
Variable lease cost(i)	6,332	2,939	4,310	Hotel operating costs, Retail costs
Sublease income	(13,742)	(14,864)	(16,103)	Net revenues-Others
Total lease cost	355,052	319,520	258,904
(i)The Company was granted RMB6,722 in lease concessions from landlords related to the effects of the COVID-19 pandemic during the years ended December 31, 2023. The lease concessions were primarily in the form of rent reduction over the period during which the Company’s hotel business was adversely impacted. The Company applied the interpretive guidance in a FASB staff Q&A document issued in April 2020 and elected: (1) not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and (2) to assume such concession was contemplated as part of the existing lease contract with no contract modification. Such concession was recognized as negative adjustment to variable lease cost in the period the concession was granted.

Schedule of lease term and discount rate

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	402,308	344,120	312,282
Noncash activities that result in increase (decrease) to ROU assets and lease liabilities	51,559	56,767	(133,012)

	As of December 31,
	2024	2025
Lease term and discount rate
Weighted-average remaining lease term (years)
Operating leases	7.03	6.67
Weighted-average discount rate
Operating leases	4.34%	4.34%

Summary of future lease payments and lease liabilities

Total
RMB
For the year ending December 31, 2026	279,099
2027	236,613
2028	229,984
2029	224,297
2030	177,732
Thereafter	312,961
Total undiscounted lease payment	1,460,686
Less: imputed interest(i)	(187,766)
Present value of lease liabilities	1,272,920
(i)	As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the imputed interest and present value of lease payments.